Capital Requirements (Details) - USD ($)		12 Months Ended
	Dec. 23, 2008	Dec. 31, 2017
Capital Requirements
Warrants to purchase entity's common stock (in shares)	1,326,238
Warrants, exercise price (in dollars per share)	$ 24.43	$ 24.43
Maximum cash dividend paid in semi-annual period (in dollars per share)		$ 0.33
Warrants, term	10 years
Dividend payable by subsidiaries, maximum		$ 731,850,000